SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details)	3 Months Ended				12 Months Ended				48 Months Ended
	Dec. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) arrangement SEGMENT	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 USD ($)	Nov. 30, 2021 USD ($)	Nov. 22, 2021 USD ($)
Concentration Risk [Line Items]
Increase of net loss					$ 101,211,000	$ 156,124,000	$ 59,414,000
Cost of revenue					126,124,000	40,219,000	20,812,000
Sales and marketing					$ 19,950,000	14,829,000	17,462,000
Number of operating segments | SEGMENT					1
Allowance for doubtful accounts	$ 100,000				$ 100,000	100,000			$ 100,000
Deferred incremental costs of obtaining a contract					3,000,000.0	2,600,000
Amortization of contract costs	3,900,000				3,900,000	800,000	500,000		800,000
Impairment cost losses					$ 500,000	100,000	500,000
Finite-lived intangible asset, useful life					5 years
Amortization					$ 5,000,000.0	4,000,000.0	3,000,000.0
Number of types or revenue arrangements | arrangement					2
Accrual of interest and penalties for uncertain tax positions	0				$ 0	0			0
Impairment, Long-Lived Asset, Held-for-Use					$ 4,320,000	$ 1,395,000	295,000
2028 Convertible Notes | Convertible Notes
Concentration Risk [Line Items]
Face amount										$ 460,000,000.0	$ 460,000,000.0
Energy Storage Systems
Concentration Risk [Line Items]
Estimated useful life					10 years
Internally developed software
Concentration Risk [Line Items]
Finite-lived intangible asset, useful life					5 years
Host Customer Arrangements
Concentration Risk [Line Items]
Incentive period					5 years
Estimated benefit period					10 years
Minimum | Partnership Arrangements
Concentration Risk [Line Items]
Contract term					5 years
Maximum | Energy Storage Systems
Concentration Risk [Line Items]
Estimated useful life					20 years
Maximum | Partnership Arrangements
Concentration Risk [Line Items]
Contract term					10 years
Transfers control of inventory period					1 year
Accounts Receivable | Customer Concentration Risk | Customer A
Concentration Risk [Line Items]
Concentration risk, percentage					23.00%
Accounts Receivable | Customer Concentration Risk | Customer B
Concentration Risk [Line Items]
Concentration risk, percentage					15.00%
Accounts Receivable | Customer Concentration Risk | Customer C
Concentration Risk [Line Items]
Concentration risk, percentage					13.00%	17.00%
Accounts Receivable | Customer Concentration Risk | Customer D
Concentration Risk [Line Items]
Concentration risk, percentage						30.00%
Accounts Receivable | Customer Concentration Risk | Customer E
Concentration Risk [Line Items]
Concentration risk, percentage						20.00%
Revenue | Customer Concentration Risk | Customer A
Concentration Risk [Line Items]
Concentration risk, percentage					11.00%
Revenue | Customer Concentration Risk | Customer B
Concentration Risk [Line Items]
Concentration risk, percentage					10.00%	12.00%
Revenue | Customer Concentration Risk | Customer C
Concentration Risk [Line Items]
Concentration risk, percentage					10.00%	25.00%
Retroactive application of recapitalization
Concentration Risk [Line Items]
Increase of net loss	4,200,000								2,800,000
Cost of revenue	1,800,000	$ 100				$ 200	600	$ 900	1,100
Sales and marketing	$ 2,400,000	$ 800	$ 200	$ 300		$ 800	$ 200	$ 100	$ 1,700,000